UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02796)

Exact name of registrant as specified in charter:	Putnam High Yield Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2017

Date of reporting period:	November 30, 2016

Item 1. Schedule of Investments:

Putnam High Yield Trust

The fund's portfolio
11/30/16 (Unaudited)

CORPORATE BONDS AND NOTES (84.1%)(a)
			Principal amount	Value

Advertising and marketing services (0.7%)

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.875%, 2/1/22			$1,815,000	$1,869,450

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24			2,159,000	2,137,410

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			1,340,000	1,376,850

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			1,670,000	1,722,188

				7,105,898
Automotive (1.0%)

Fiat Chryslet Automobiles NV sr. unsec. unsub. notes 5.25%, 4/15/23 (Italy)			2,435,000	2,416,738

General Motors Co. sr. unsec. notes 6.25%, 10/2/43			1,750,000	1,883,952

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26			1,230,000	1,172,275

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 4/10/22			1,005,000	991,296

IHO Verwaltungs GmbH 144A sr. notes 4.75%, 9/15/26 (Germany)(PIK)			1,510,000	1,438,275

IHO Verwaltungs GmbH 144A sr. notes 4.50%, 9/15/23 (Germany)(PIK)			1,080,000	1,053,000

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24			595,000	621,775

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			1,395,000	1,386,281

				10,963,592
Broadcasting (2.3%)

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			680,000	714,422

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			1,865,000	1,832,363

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			3,395,000	3,428,950

Entercom Radio, LLC company guaranty sr. unsec. notes 10.50%, 12/1/19			1,205,000	1,236,631

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			2,335,000	2,229,201

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			2,740,000	2,157,750

Nexstar Escrow Corp. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			2,115,000	2,093,850

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			4,350,000	4,295,625

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			1,330,000	1,384,863

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			760,000	718,200

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			2,305,000	2,247,836

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			2,869,000	2,718,378

				25,058,069
Building materials (0.6%)

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			2,458,000	2,501,015

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25			1,460,000	1,518,400

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			2,030,000	2,065,525

Standard Industries, Inc./NJ 144A sr. unsec. notes 5.125%, 2/15/21			280,000	291,200

				6,376,140
Cable television (5.3%)

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			3,995,000	4,184,763

Altice SA 144A company guaranty sr. unsec. notes 7.625%, 2/15/25 (Luxembourg)			1,635,000	1,675,875

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22			3,328,000	3,452,800

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			1,345,000	1,358,450

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			3,843,000	4,068,776

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			634,000	651,435

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			3,200,000	3,278,000

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. sub. notes 7.75%, 7/15/25			1,635,000	1,749,450

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			3,980,000	3,925,275

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			1,522,000	1,499,170

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			4,905,000	4,597,947

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			750,000	788,438

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			5,075,000	5,848,938

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			1,750,000	1,774,063

Neptune Finco Corp. 144A sr. unsec. unsub. notes 10.875%, 10/15/25			1,670,000	1,945,550

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			460,000	471,408

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)			2,275,000	2,269,313

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			3,530,000	3,565,300

SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)			740,000	729,825

Unitymedia GmbH 144A company guaranty sr. notes 6.125%, 1/15/25 (Germany)			1,920,000	1,946,400

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			2,930,000	3,003,250

Virgin Media Finance PLC 144A company guaranty sr. unsec. notes 6.375%, 4/15/23 (United Kingdom)			1,265,000	1,296,625

Virgin Media Secured Finance PLC 144A sr. notes 5.375%, 4/15/21 (United Kingdom)			958,500	987,255

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			2,509,000	2,640,723

				57,709,029
Capital goods (6.9%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			3,795,000	3,757,050

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 5.00%, 10/1/24			2,005,000	2,020,038

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.375%, 9/15/24			2,340,000	2,299,050

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			3,950,000	4,127,750

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			2,010,000	2,081,397

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 9/1/22			605,000	617,100

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			3,624,000	3,605,880

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22			865,000	909,331

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			2,395,000	2,371,050

Bombardier, Inc. 144A sr. unsec. unsub. notes 4.75%, 4/15/19 (Canada)			400,000	398,500

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			3,493,000	3,833,568

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			935,000	1,058,888

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			5,510,000	5,262,050

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			3,781,000	3,866,073

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			3,362,000	4,380,673

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24			5,291,000	6,031,740

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			3,890,000	3,802,475

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			2,856,000	2,905,980

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			1,240,000	1,277,200

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			2,630,000	2,741,775

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8.25%, 2/15/21 (New Zealand)			136,983	141,435

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			1,943,000	2,051,079

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			1,538,000	1,584,140

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			590,000	579,876

Terex Corp. company guaranty sr. unsec. notes 6.00%, 5/15/21			854,000	864,675

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23			4,750,000	4,892,500

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			1,096,000	1,135,730

TransDigm, Inc. 144A company guaranty sr. unsec. sub. bonds 6.375%, 6/15/26			1,460,000	1,485,550

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.75%, 4/29/25			3,175,000	3,180,953

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22			1,130,000	1,166,725

				74,430,231
Chemicals (2.7%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			2,131,000	2,173,620

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24			1,770,000	1,761,150

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23			2,415,000	2,837,625

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			1,825,000	1,797,625

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			1,705,000	1,683,688

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			1,634,000	1,544,130

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			4,498,000	5,093,985

Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22			1,480,000	1,502,200

Kraton Polymers LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			2,155,000	2,386,663

PQ Corp. 144A company guaranty sr. notes 6.75%, 11/15/22			650,000	686,563

Tronox Finance, LLC company guaranty sr. unsec. notes 6.375%, 8/15/20			430,000	391,838

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/22			1,270,000	1,158,875

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			1,965,000	1,999,388

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			3,842,000	4,072,520

				29,089,870
Commercial and consumer services (0.3%)

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			2,675,000	2,708,438

				2,708,438
Construction (2.5%)

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			3,180,000	3,378,750

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			2,795,000	2,788,013

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			3,724,000	4,263,980

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			1,740,000	1,748,700

Cemex Finance, LLC 144A company guaranty sr. notes 9.375%, 10/12/22 (Mexico)			1,595,000	1,728,581

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			1,405,000	1,396,359

Cemex SAB de CV 144A company guaranty sr. notes 6.50%, 12/10/19 (Mexico)			675,000	708,750

Cemex SAB de CV 144A company guaranty sr. notes 6.125%, 5/5/25 (Mexico)			550,000	541,750

Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)			970,000	936,050

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			1,064,000	1,095,920

HD Supply, Inc. 144A company guaranty sr. unsec. notes 5.75%, 4/15/24			1,105,000	1,129,863

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			1,735,000	1,808,738

USG Corp. 144A company guaranty sr. unsec. notes 5.875%, 11/1/21			485,000	506,369

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			1,975,000	2,027,041

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			3,911,000	3,559,010

				27,617,874
Consumer (0.3%)

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			1,390,000	1,442,125

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22			140,000	149,100

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24			1,350,000	1,431,000

				3,022,225
Consumer staples (4.3%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)			3,850,000	4,013,625

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			990,000	1,007,325

Ashtead Capital, Inc. 144A company guaranty notes 6.50%, 7/15/22			2,345,000	2,453,456

Ashtead Capital, Inc. 144A company guaranty notes 5.625%, 10/1/24			1,630,000	1,699,275

BlueLine Rental Finance Corp. 144A notes 7.00%, 2/1/19			1,635,000	1,569,600

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			3,305,000	3,313,263

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			5,624,000	5,764,600

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6.00%, 5/1/22			2,576,000	2,930,200

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			3,060,000	3,182,400

JBS USA Lux SA/JBS USA Finance, Inc. 144A sr. unsec. notes 8.25%, 2/1/20 (Brazil)			120,000	123,300

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			1,845,000	1,863,450

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			1,845,000	1,863,450

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			1,570,000	1,562,150

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			1,095,000	1,090,209

Landry's, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			1,360,000	1,360,000

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			1,160,000	1,157,100

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21			2,015,000	2,075,450

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			1,024,000	1,011,200

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			3,875,000	3,850,781

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			3,081,000	3,293,281

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9.75%, 2/1/19(PIK)			570,437	370,784

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5.375%, 10/1/22			1,150,000	1,267,875

				46,822,774
Energy (oil field) (0.1%)

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			3,145,000	315

Tervita Corp. 144A company guaranty sr. notes 9.00%, 11/15/18 (Canada)		CAD	1,400,000	1,044,815

Tervita Corp. 144A sr. unsec. notes 10.875%, 2/15/18 (Canada) (In default)(NON)			$665,000	9,975

				1,055,105
Energy (other) (0.1%)

CHC Helicopter SA company guaranty sr. notes 9.25%, 10/15/20 (Canada) (In default)(NON)			1,390,500	681,345

				681,345
Entertainment (1.7%)

AMC Entertainment Holdings, Inc. 144A sr. unsec. sub. bonds 5.875%, 11/15/26			755,000	760,663

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			505,000	526,791

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			1,920,000	1,934,400

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			1,846,000	1,896,765

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			1,179,000	1,190,790

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			2,805,000	2,945,250

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			1,010,000	1,032,725

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			1,060,000	1,054,700

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 2/1/25			770,000	770,000

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			2,365,000	2,403,431

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 1/15/21			3,704,000	3,817,898

				18,333,413
Financials (7.3%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			2,615,000	2,490,788

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			5,627,000	6,386,645

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			1,460,000	1,445,400

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			2,072,000	2,657,340

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)			655,000	694,734

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9.00%, perpetual maturity (Spain)			1,200,000	1,225,500

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			1,010,000	1,010,000

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			495,000	511,397

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			1,435,000	1,481,638

CIT Group, Inc. sr. unsec. unsub. notes 5.375%, 5/15/20			1,560,000	1,649,700

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			1,536,000	1,599,360

Citigroup, Inc. jr. unsec. unsub. FRN Ser. T, 6.25%, perpetual maturity			645,000	662,738

CNG Holdings, Inc./OH 144A sr. notes 9.375%, 5/15/20			2,780,000	2,217,050

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			1,995,000	1,992,506

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23			1,060,000	1,083,850

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			1,930,000	1,944,475

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			525,000	493,500

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20			1,760,000	1,073,600

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			2,092,000	2,430,695

E*Trade Financial Corp. sr. unsec. unsub. notes 4.625%, 9/15/23			1,550,000	1,561,625

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			2,165,000	2,094,638

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			705,000	697,950

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			2,858,000	2,918,733

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			1,183,000	1,177,712

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			1,902,000	1,830,675

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			830,000	929,600

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)		GBP	985,000	2,146,721

Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			$343,000	349,860

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 144A company guaranty sr. unsec. notes 5.625%, 5/1/24			920,000	963,700

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6.375%, 3/1/24(R)			995,000	1,019,875

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7.875%, 10/1/20			1,380,000	1,411,050

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			3,565,000	3,573,913

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5.875%, 3/15/22			2,340,000	2,427,750

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			1,045,000	1,063,288

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			1,487,000	1,487,000

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6.75%, 6/15/21			3,211,000	3,235,083

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)			4,955,000	5,679,669

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			1,340,000	1,209,350

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			790,000	822,588

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			750,000	737,813

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20			1,625,000	1,610,781

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			1,919,000	1,573,580

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			2,181,000	2,210,989

USI, Inc./NY 144A sr. unsec. notes 7.75%, 1/15/21			2,220,000	2,253,300

Wayne Merger Sub, LLC 144A sr. unsec. notes 8.25%, 8/1/23			1,739,000	1,760,738

				79,798,897
Forest products and packaging (1.9%)

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			2,620,000	2,561,050

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)			4,150,000	4,103,313

Louisiana-Pacific Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			1,840,000	1,787,100

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			3,316,000	3,473,510

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			2,635,000	2,739,873

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27			260,000	285,350

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.875%, 7/15/33			2,177,000	2,242,310

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			2,973,000	3,433,815

				20,626,321
Gaming and lottery (3.0%)

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			2,470,000	2,624,375

Boyd Gaming Corp. 144A company guaranty sr. unsec. unsub. bonds 6.375%, 4/1/26			730,000	761,025

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			2,475,000	2,617,313

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	3,139,000	2,450,701

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5.875%, 3/15/21			$1,765,000	1,836,703

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			4,125,000	4,083,750

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			3,770,000	3,779,425

Penn National Gaming, Inc. sr. unsec. sub. notes 5.875%, 11/1/21			2,599,000	2,696,463

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			3,260,000	3,308,900

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			7,489,000	7,020,938

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20			675,000	550,125

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			565,000	596,075

				32,325,793
Health care (6.8%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6.125%, 3/15/21			3,145,000	3,247,213

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5.125%, 7/1/22			1,675,000	1,620,563

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			2,910,000	2,764,500

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			2,175,000	2,210,018

Centene Corp. sr. unsec. unsub. notes 5.625%, 2/15/21			675,000	695,250

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			606,000	580,245

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			1,945,000	1,915,825

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			4,286,000	2,858,226

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			2,755,000	1,046,900

Concordia International Corp. 144A sr. notes 9.00%, 4/1/22 (Canada)			405,000	372,600

ConvaTec Healthcare E SA 144A company guaranty sr. unsec. unsub. notes 10.50%, 12/15/18 (Luxembourg)			2,131,000	2,131,000

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)			1,475,000	1,548,750

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			1,298,000	1,132,505

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.50%, 2/1/25 (Ireland)			875,000	747,031

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			3,850,000	3,426,500

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			2,685,000	2,745,413

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			1,955,000	1,957,111

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			4,955,000	5,388,563

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			705,000	784,313

HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25			690,000	675,338

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			2,605,000	2,683,358

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7.875%, 2/15/21			909,000	958,995

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			2,050,000	1,763,000

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5.25%, 12/1/23			910,000	923,650

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			1,605,000	1,607,006

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			3,825,000	3,193,875

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			2,145,000	2,174,487

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22			2,554,000	2,643,390

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			3,375,000	3,510,338

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			1,285,000	1,291,425

Tenet Healthcare Corp. company guaranty sr. FRN 4.35%, 6/15/20			2,920,000	2,920,000

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18			860,000	896,550

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			2,520,000	2,567,250

Tenet Healthcare Corp. 144A company guaranty notes 7.50%, 1/1/22			745,000	765,953

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			2,100,000	1,554,000

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			2,345,000	1,747,025

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21			925,000	712,250

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			1,100,000	808,500

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20			3,460,000	2,906,400

				73,475,316
Homebuilding (2.1%)

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			1,944,000	1,997,460

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			3,150,000	3,197,250

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			815,000	816,875

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21			2,448,000	2,619,360

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			1,230,000	1,263,825

Howard Hughes Corp. (The) 144A sr. unsec. notes 6.875%, 10/1/21			5,030,000	5,303,632

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			500,000	508,750

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 4/1/21			700,000	719,250

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			3,056,000	3,040,720

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			2,809,000	3,096,923

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			150,000	148,688

				22,712,733
Household furniture and appliances (0.1%)

Tempur Sealy International, Inc. company guaranty sr. unsec. unsub. bonds 5.50%, 6/15/26			1,160,000	1,154,200

				1,154,200
Lodging/Tourism (1.2%)

Caesars Growth Properties Holdings, LLC/Caesars Growth Properties Finance, Inc. company guaranty notes 9.375%, 5/1/22			1,885,000	2,016,950

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			3,370,000	3,370,000

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			1,350,000	1,265,625

Hilton Domestic Operating Co., Inc. 144A sr. unsec. sub. notes 4.25%, 9/1/24			420,000	411,600

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19			402,000	446,220

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			945,000	1,032,413

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6.375%, 6/1/21			4,607,000	4,583,965

				13,126,773
Media (0.6%)

EMI Music Publishing Group North America Holdings, Inc. 144A sr. unsec. notes 7.625%, 6/15/24			2,005,000	2,145,350

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			923,000	956,459

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			1,556,000	1,587,120

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			1,706,000	1,706,000

				6,394,929
Metals (4.2%)

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19			2,358,000	2,481,795

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			365,000	335,800

ArcelorMittal SA sr. unsec. unsub. bonds 10.85%, 6/1/19 (France)			1,525,000	1,791,875

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			2,199,000	2,391,413

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 5/15/22 (Canada)			1,654,000	1,604,380

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 10/15/19 (Canada)			1,140,000	1,147,125

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)			980,000	962,850

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 2/15/20 (Canada)			2,256,000	2,230,620

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6.75%, 2/1/22			1,190,000	1,237,600

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 2/15/23			2,225,000	2,380,750

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55%, 3/1/22 (Indonesia)			855,000	809,258

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9.50%, 10/1/20 (Canada)			3,384,000	3,561,660

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			1,980,000	2,158,200

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7.00%, 4/15/20 (Canada)			1,405,000	1,443,638

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			1,060,000	1,063,975

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			3,910,000	3,905,113

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			2,155,000	2,241,200

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			3,670,000	3,862,675

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			855,000	904,163

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			1,150,000	1,193,125

Steel Dynamics, Inc. 144A sr. unsec. bonds 5.00%, 12/15/26			750,000	753,750

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			875,000	885,938

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			770,000	731,500

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)			320,000	372,000

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 6/1/21 (Canada)			480,000	524,400

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21			3,680,000	3,003,800

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			2,067,000	2,216,858

				46,195,461
Oil and gas (10.7%)

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55%, 3/15/26			1,200,000	1,316,904

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			1,145,000	1,166,469

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			1,385,000	1,405,775

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			1,365,000	1,400,831

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)			1,707,000	1,429,613

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)			255,000	213,244

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			4,385,000	3,508,000

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 9/15/20			620,000	641,700

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			3,230,000	3,417,369

Cenovus Energy, Inc. sr. unsec. bonds 4.45%, 9/15/42 (Canada)			995,000	821,042

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			2,438,000	2,523,293

Concho Resources, Inc. company guaranty sr. unsec. notes 5.50%, 4/1/23			4,567,000	4,704,010

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			605,000	559,625

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22			3,177,000	3,169,058

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			1,580,000	1,536,550

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			1,653,000	1,388,520

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			2,571,000	2,667,413

Devon Financing Company, LLC company guaranty sr. unsec. unsub. bonds 7.875%, 9/30/31			2,575,000	3,139,847

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/24			900,000	901,125

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			6,088,000	5,098,700

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			1,190,000	1,225,700

Halcon Resources Corp. 144A company guaranty notes 8.625%, 2/1/20			2,452,000	2,501,040

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			1,310,000	1,441,101

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			3,159,000	3,285,360

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			3,830,000	3,983,200

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22			628,000	626,430

Marathon Oil Corp. sr. unsec. unsub. notes 3.85%, 6/1/25			1,015,000	944,192

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			912,000	795,720

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.50%, 3/15/21 (Canada)			755,000	679,500

Murphy Oil Corp. sr. unsec. unsub. notes 6.875%, 8/15/24			2,387,000	2,512,318

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			3,240,000	3,361,500

Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24			1,130,000	1,165,313

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			2,140,000	2,172,100

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6.50%, 11/1/21			906,000	915,060

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			1,130,000	1,158,250

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			3,255,000	3,352,650

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)			75,000	66,750

Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)			820,000	832,300

Range Resources Corp. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			2,685,000	2,711,850

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			1,120,000	1,064,000

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22			895,000	859,200

Sabine Pass Liquefaction, LLC sr. notes 6.25%, 3/15/22			565,000	607,375

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24			1,820,000	1,920,100

Sabine Pass Liquefaction, LLC sr. notes 5.625%, 4/15/23			1,850,000	1,933,250

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27			1,715,000	1,693,563

Sabine Pass Liquefaction, LLC 144A sr. notes 5.875%, 6/30/26			1,865,000	1,969,906

Samson Investment Co. company guaranty sr. unsec. notes 9.75%, 2/15/20 (In default)(NON)			4,125,000	234,609

SandRidge Energy, Inc. escrow company guaranty notes 8.75%, 6/1/20(F)			2,235,000	4,470

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)			2,300,000	2,417,875

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)			1,470,000	1,558,200

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			1,280,000	128

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			2,055,000	2,080,688

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			2,593,000	2,443,903

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26			1,255,000	1,289,513

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			1,160,000	1,162,900

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27			1,345,000	1,328,188

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25			675,000	666,144

Tesoro Logistics LP/Tesoro Logistics Finance Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			750,000	759,375

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6.75%, 7/15/22 (In default)(NON)			1,190,000	291,550

Unit Corp. company guaranty sr. unsec. sub. notes 6.625%, 5/15/21			629,000	572,390

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21			623,000	613,655

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/19			1,845,000	1,821,938

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			860,000	1,006,200

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.875%, 9/1/21			639,000	730,058

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31			438,000	488,147

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 7/15/22			1,986,000	2,037,995

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24			2,175,000	2,192,407

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4.875%, 5/15/23			1,350,000	1,363,500

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			694,000	765,135

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			2,575,000	2,716,625

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			2,964,000	3,037,181

				116,369,590
Regional Bells (0.5%)

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			1,058,000	1,060,645

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			3,105,000	3,205,913

Frontier Communications Corp. sr. unsec. notes 8.875%, 9/15/20			785,000	819,344

				5,085,902
Retail (2.1%)

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			1,941,000	960,795

Dollar Tree, Inc. company guaranty sr. unsec. unsub. notes 5.75%, 3/1/23			870,000	928,725

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8.125%, 10/1/19			2,320,000	2,508,500

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20			420,000	417,900

JC Penney Corp, Inc. 144A company guaranty sr. notes 5.875%, 7/1/23			545,000	558,625

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			1,815,000	1,724,250

L Brands, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/21			215,000	238,113

L Brands, Inc. company guaranty sr. unsec. sub. notes 5.625%, 2/15/22			1,470,000	1,561,875

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			1,996,000	1,816,360

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			3,665,000	2,767,075

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			3,085,000	2,421,725

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			2,490,000	2,546,025

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			1,305,000	1,257,798

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			1,780,000	1,748,850

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			1,469,000	1,410,240

				22,866,856
Technology (5.1%)

Avaya, Inc. 144A company guaranty notes 10.50%, 3/1/21			1,400,000	633,500

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19			6,075,000	5,292,844

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			3,111,000	3,243,218

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			6,073,000	6,634,564

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			2,740,000	2,857,976

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21			535,000	563,483

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			3,915,000	4,098,535

First Data Corp. 144A notes 5.75%, 1/15/24			2,590,000	2,622,375

First Data Corp. 144A sr. notes 5.375%, 8/15/23			2,095,000	2,168,325

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			1,466,000	1,466,000

Infor Software Parent LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			4,762,000	4,773,905

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			3,250,000	3,339,375

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)			2,400,000	2,544,000

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6.00%, 10/1/20(R)			915,000	963,038

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 2/15/22			2,195,000	2,271,825

Micron Technology, Inc. 144A sr. notes 7.50%, 9/15/23			1,110,000	1,226,550

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23			3,135,000	3,142,838

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24			3,260,000	3,602,300

Zebra Technologies Corp. sr. unsec. unsub. bonds 7.25%, 10/15/22			4,035,000	4,363,207

				55,807,858
Telecommunications (3.2%)

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7.625%, 2/15/25 (Luxembourg)			1,100,000	1,080,750

Digicel Group, Ltd. 144A sr. unsec. notes 8.25%, 9/30/20 (Jamaica)			3,465,000	2,901,938

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			2,585,000	2,152,013

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			926,000	670,767

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			379,000	131,229

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8.125%, 6/1/23 (Luxembourg)			758,000	259,615

Level 3 Communications, Inc. sr. unsec. unsub. notes 5.75%, 12/1/22			525,000	536,813

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 1/15/24			525,000	527,625

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 8/15/22			515,000	524,013

Qwest Corp. sr. unsec. unsub. notes 7.25%, 9/15/25			1,656,000	1,783,341

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			5,277,000	5,075,946

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			1,596,000	1,753,605

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			7,240,000	7,475,300

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			5,335,000	5,468,375

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21			1,865,000	1,869,663

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			2,660,000	2,553,600

				34,764,593
Telephone (1.3%)

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			2,054,000	2,169,538

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			4,140,000	4,424,625

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.25%, 4/1/21			1,444,000	1,503,565

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633%, 4/28/21			2,015,000	2,103,156

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22			1,898,000	1,983,410

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			2,484,000	2,161,080

				14,345,374
Textiles (0.1%)

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			1,450,000	1,446,375

				1,446,375
Tire and rubber (0.2%)

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			2,766,000	2,579,295

				2,579,295
Transportation (0.8%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			3,445,000	3,272,750

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			5,792,000	5,936,800

				9,209,550
Utilities and power (4.1%)

AES Corp./Virginia (The) sr. unsec. notes 8.00%, 6/1/20			791,000	921,515

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			3,336,000	3,260,940

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			950,000	926,250

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			3,465,000	3,837,488

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. bonds 5.95%, 6/1/26			1,110,000	1,177,999

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			4,635,000	4,426,425

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22			900,000	938,250

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			550,000	574,063

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			3,492,000	3,723,156

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			225,000	213,750

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19			4,379,000	4,422,790

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			1,422,000	1,308,240

El Paso Natural Gas Co., LLC company guaranty sr. unsec. notes 8.625%, 1/15/22			1,597,000	1,937,096

Energy Transfer Equity LP company guaranty sr. notes 7.50%, 10/15/20			1,785,000	1,994,738

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			1,440,000	1,476,000

GenOn Americas Generation, LLC sr. unsec. notes 9.125%, 5/1/31			1,285,000	1,040,850

GenOn Americas Generation, LLC sr. unsec. notes 8.50%, 10/1/21			1,035,000	859,050

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20			570,000	379,050

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21			1,397,000	1,449,388

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.625%, 1/15/27			2,430,000	2,247,750

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/26			1,695,000	1,656,863

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/21			200,000	206,295

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22			1,345,000	1,487,049

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.50%, 4/15/23			1,720,000	1,778,184

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			2,385,000	2,396,925

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20			1,345,000	13,450

				44,653,554

Total corporate bonds and notes (cost $921,511,547)				$913,913,373

SENIOR LOANS (6.7%)(a)(c)
			Principal amount	Value

Basic materials (0.5%)

Kraton Polymers, LLC/Kraton Polymers Capital Corp. bank term loan FRN Ser. B , 6.00%, 1/6/22			$2,120,000	$2,131,189

Solenis International LP bank term loan FRN 7.75%, 7/31/22			730,000	706,731

Solenis International LP bank term loan FRN 4.25%, 7/31/21			1,097,201	1,092,781

Zekelman Industries, Inc. bank term loan FRN Ser. B, 6.00%, 6/14/21			1,112,213	1,114,993

				5,045,694
Capital goods (0.3%)

Cortes NP Intermediate Holding II Corp. bank term loan FRN Ser. B, 6.00%, 11/30/23			1,100,000	1,088,541

Gates Global, LLC/Gates Global Co. bank term loan FRN 4.25%, 7/6/21			1,001,000	992,380

Harsco Corp. bank term loan FRN Ser. B, 6.00%, 11/2/23			890,000	901,125

				2,982,046
Communication services (0.2%)

Asurion, LLC bank term loan FRN 8.50%, 3/3/21			1,865,000	1,873,159

				1,873,159
Consumer cyclicals (3.3%)

Academy, Ltd. bank term loan FRN Ser. B, 5.00%, 7/2/22			2,531,495	2,328,975

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.25%, 3/1/17 (In default)(NON)			3,072,737	3,380,011

Caesars Growth Properties Holdings, LLC bank term loan FRN 6.25%, 5/8/21			5,436,396	5,436,396

CPG International, Inc. bank term loan FRN Ser. B, 4.75%, 9/30/20			992,026	994,506

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19			2,289,474	1,975,244

iHeartCommunications, Inc. bank term loan FRN Ser. D, 7.274%, 1/30/19			2,546,000	1,957,238

J Crew Group, Inc. bank term loan FRN Ser. B, 4.00%, 3/5/21			3,016,329	1,925,422

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4.75%, 7/1/22			3,780,684	3,809,040

Navistar, Inc. bank term loan FRN Ser. B, 6.50%, 8/7/20			3,843,219	3,870,844

Petco Animal Supplies, Inc. bank term loan FRN Ser. B1, 5.00%, 1/26/23			2,962,613	2,982,777

Scientific Games International, Inc. bank term loan FRN Ser. B2, 6.00%, 10/1/21			1,458,864	1,470,489

Talbots, Inc. (The) bank term loan FRN 9.50%, 3/19/21			1,563,988	1,450,599

Talbots, Inc. (The) bank term loan FRN 5.50%, 3/19/20			1,573,340	1,535,317

VGD Merger Sub, LLC bank term loan FRN 8.50%, 8/18/24			1,095,000	1,104,125

VGD Merger Sub, LLC bank term loan FRN 5.00%, 8/18/23			1,000,000	1,006,458

Yonkers Racing Corp. bank term loan FRN 4.25%, 8/20/19			1,240,998	1,230,657

				36,458,098
Consumer staples (0.3%)

Del Monte Foods, Inc. bank term loan FRN 8.25%, 8/18/21			1,440,000	1,128,000

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.25%, 9/7/23			2,690,000	2,692,241

				3,820,241
Energy (0.9%)

Chesapeake Energy Corp. bank term loan FRN 8.50%, 8/23/21			3,900,000	4,132,050

EP Energy, LLC bank term loan FRN 9.75%, 6/30/21			1,100,000	1,115,125

MEG Energy Corp. bank term loan FRN Ser. B, 3.75%, 3/31/20			3,315,481	3,091,686

Western Refining, Inc. bank term loan FRN Ser. B2, 5.50%, 6/23/23			977,550	979,994

				9,318,855
Health care (0.4%)

AMAG Pharmaceuticals, Inc. bank term loan FRN Ser. B, 4.75%, 8/17/21			926,250	921,619

Concordia International Corp. bank term loan FRN Ser. B, 5.25%, 10/21/21			2,178,538	1,819,079

DPx Holdings BV bank term loan FRN Ser. B, 4.25%, 3/11/21			1,359,400	1,355,322

				4,096,020
Technology (0.5%)

Avaya, Inc. bank term loan FRN Ser. B7, 6.25%, 5/29/20			2,560,535	2,195,659

Inception Merger Sub, Inc. bank term loan FRN Ser. B, 5.00%, 10/26/23			865,000	871,179

Krono's, Inc. bank term loan FRN 9.25%, 11/1/24			1,507,000	1,541,446

Krono's, Inc. bank term loan FRN 5.00%, 11/1/23			1,219,000	1,220,371

				5,828,655
Utilities and power (0.3%)

Dynegy, Inc. bank term loan FRN Ser. C, 5.00%, 6/27/23			1,070,000	1,073,790

Energy Transfer Equity LP bank term loan FRN Ser. C, 4.042%, 12/2/19			1,030,000	1,029,632

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.998%, 10/10/17			4,891,407	1,424,622

				3,528,044

Total senior loans (cost $77,679,864)				$72,950,812

COMMON STOCKS (1.8%)(a)
			Shares	Value

ACC Claims Holding, LLC Class A (Units)(F)			4,192,615	$25,156

Ally Financial, Inc.			106,895	2,075,901

Berry Plastics Group, Inc.(NON)			22,630	1,126,295

Boise Cascade Co.(NON)			66,332	1,512,370

CIT Group, Inc.			35,508	1,450,502

Eldorado Resorts, Inc.(NON)			87,925	1,208,969

Gaming and Leisure Properties, Inc.(R)			50,034	1,526,537

General Motors Co.			31,956	1,103,441

Halcon Resources Corp.(NON)			131,989	1,255,215

Live Nation Entertainment, Inc.(NON)			36,825	1,019,316

Milagro Oil & Gas, Inc. (Units)(F)			918	579,120

Penn National Gaming, Inc.(NON)			139,835	1,857,009

Prairie Provident Resources, Inc. (Canada)(NON)			20,458	11,422

Rite Aid Corp.(NON)			143,230	1,140,111

SandRidge Energy, Inc.(NON)			21,416	490,426

Service Corp. International/US			60,225	1,625,473

Seventy Seven Energy, Inc.(NON)			64,779	1,578,016

Tribune Media Co. Class 1C(F)			297,958	74,489

Vantage Drilling International (Units) (Cayman Islands)(NON)			1,472	126,592

Vistra Energy Corp.(NON)			23,034	321,324

Total common stocks (cost $20,168,775)				$20,107,684

CONVERTIBLE PREFERRED STOCKS (1.0%)(a)
			Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.			2,467	$1,768,839

American Tower Corp. $5.50 cv. pfd.(R)			23,000	2,337,375

Belden, Inc. $6.75 cv. pfd.			10,700	1,134,307

EPR Properties Ser. C, $1.438 cv. pfd.(R)			58,913	1,656,928

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.			32,080	2,858,328

Tyson Foods, Inc. $2.375 cv. pfd.			15,619	979,311

Total convertible preferred stocks (cost $9,810,919)				$10,735,088

CONVERTIBLE BONDS AND NOTES (0.6%)(a)
			Principal amount	Value

DISH Network Corp. 144A cv. sr. unsec. bonds 3.375%, 8/15/26			$2,033,000	$2,271,878

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			1,132,000	2,072,975

Navistar International Corp. cv. sr. unsec. sub. bonds 4.50%, 10/15/18			906,000	881,085

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20			1,008,000	1,006,740

SandRidge Energy, Inc. cv. company guaranty sr. unsec. sub. notes zero %, 10/4/20			504,894	614,393

Total convertible bonds and notes (cost $5,404,709)				$6,847,071

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	35,854	$89,276

Seventy Seven Energy, Inc.	8/1/21	23.82	11,043	77,301

Total warrants (cost $44,172)				$166,577

SHORT-TERM INVESTMENTS (4.6%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.51%(AFF)		Shares	48,828,760	$48,828,760

U.S. Treasury Bills 0.418%, 2/2/17			$532,000	531,617

U.S. Treasury Bills 0.328%, 1/19/17(SEGCCS)			4,000	3,998

U.S. Treasury Bills 0.231%, 12/1/16(SEGCCS)			1,093,000	1,093,000

Total short-term investments (cost $50,457,375)				$50,457,375

TOTAL INVESTMENTS

Total investments (cost $1,085,077,361)(b)				$1,075,177,980

FORWARD CURRENCY CONTRACTS at 11/30/16 (aggregate face value $11,287,284) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Buy	1/18/17	$4,022	$4,098	$(76)
	Canadian Dollar	Sell	1/18/17	4,022	4,053	31
	Euro	Buy	12/21/16	451,417	480,133	(28,716)
	Euro	Sell	12/21/16	451,417	463,591	12,174
Citibank, N.A.
	Canadian Dollar	Buy	1/18/17	1,639	1,651	(12)
Goldman Sachs International
	Euro	Buy	12/21/16	483,986	496,158	(12,172)
	Euro	Sell	12/21/16	483,987	510,463	26,476
JPMorgan Chase Bank N.A.
	British Pound	Sell	12/21/16	1,618,219	1,525,844	(92,375)
	Canadian Dollar	Sell	1/18/17	1,074,902	1,100,174	25,272
State Street Bank and Trust Co.
	Canadian Dollar	Sell	1/18/17	2,119,115	2,168,215	49,100
UBS AG
	British Pound	Buy	12/21/16	2,223,766	2,168,482	55,284
	British Pound	Sell	12/21/16	2,223,766	2,362,479	138,713
WestPac Banking Corp.
	Canadian Dollar	Buy	1/18/17	1,937	1,943	(6)

Total						$173,693

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 27 Index	B+/P	$538,634	$15,270,000	12/20/21	500 bp	$(323,188)

	Total		$538,634	$(323,188)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2016. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
CAD	Canadian Dollar
GBP	British Pound
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2016 through November 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,087,220,082.
(b)	The aggregate identified cost on a tax basis is $1,085,721,451, resulting in gross unrealized appreciation and depreciation of $33,262,491 and $43,805,962, respectively, or net unrealized depreciation of $10,543,471.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	59,865,676	84,891,102	95,928,018	69,201	48,828,760
	Totals	$59,865,676	$84,891,102	$95,928,018	$69,201	$48,828,760
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $15,350,344 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees.The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk, for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk, for gaining exposure to specific sectors and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $164,419 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $83,708 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,512,370	$—	$—
Capital goods	1,126,295	—	—
Communication services	—	—	25,156
Consumer cyclicals	5,188,735	—	74,489
Consumer staples	1,140,111	—	—
Energy	3,461,671	—	579,120
Financials	5,052,940	—	—
Health care	1,625,473	—	—
Utilities and power	321,324	—	—
Total common stocks	19,428,919	—	678,765
Convertible bonds and notes	—	6,847,071	—
Convertible preferred stocks	—	10,735,088	—
Corporate bonds and notes	—	913,908,460	4,913
Senior loans	—	72,950,812	—
Warrants	89,276	77,301	—
Short-term investments	48,828,760	1,628,615	—

Totals by level	$68,346,955	$1,006,147,347	$683,678

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$173,693	$—
Credit default contracts	—	(861,822)	—

Totals by level	$—	$(688,129)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$—	$861,822
Foreign exchange contracts	307,050	133,357
Equity contracts	166,577	—

Total	$473,627	$995,179

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$11,000,000
Centrally cleared credit default contracts (notional)		$19,100,000
Warrants (number of warrants)		38,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Goldman Sachs International	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	12,205	—	—	26,476	25,272	49,100	193,997	—	307,050

	Total Assets	$12,205	$—	$—	$26,476	$25,272	$49,100	$193,997	$—	$307,050

	Liabilities:
	Centrally cleared credit default contracts§	—	40,901	—	—	—	—	—	—	40,901
	Forward currency contracts#	28,792	—	12	12,172	92,375	—	—	6	133,357

	Total Liabilities	$28,792	$40,901	$12	$12,172	$92,375	$—	$—	$6	$174,258

	Total Financial and Derivative Net Assets	$(16,587)	$(40,901)	$(12)	$14,304	$(67,103)	$49,100	$193,997	$(6)	$132,792
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$164,419	$—
	Net amount	$(16,587)	$(40,901)	$(12)	$14,304	$(67,103)	$49,100	$29,578	$(6)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 26, 2017